CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 8 – CONVERTIBLE NOTES PAYABLE

On December 15, 2021, the Company issued a convertible note payable in the amount of $20,000. This note bears an interest rate of 1% per annum and is due on demand.

The note is convertible into shares of the Company's common stock at a discount price of twenty percent (20%) per share of the current market value or trading value, using a Basic Conversion Factor (BCF) specified in the note. The Noteholder has the option to convert the entire principal balance outstanding into common stock within one year from the date of execution of this note.

On August 8, 2022, this note was repaid in full by the Company with $20,000 in cash. As of July 31, 2023 and October 31, 2022, the Company had no convertible notes payable outstanding.

Note 5 – Convertible Notes Payable

On December 15, 2021, the Company issued a convertible note payable in the amount of $20,000. This note bears an interest rate of 1% per annum and is due on demand.

The note is convertible into shares of the Company's common stock at a discount price of twenty percent (20%) per share of the current market value or trading value, using a Basic Conversion Factor (BCF) specified in the note. The Noteholder has the option to convert the entire principal balance outstanding into common stock within one year from the date of execution of this note.

On August 8, 2022, this note was repaid in full by the Company with $20,000 in cash. As of October 31, 2022, the Company had no convertible notes payable outstanding.